Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Dec. 31, 2023 JPY (¥)	Mar. 31, 2023 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 121,135	¥ 197,041
Certain investment in affiliates	5,737	2,511
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	5,737	2,511
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	8,431	1,139
Real estate collateral-dependent loans (net of allowance for credit losses)	6,493	5,970
Investment in operating leases, property under facility operations, office facilities and other assets		4,568
Investment in operating leases and property under facility operations	517
Certain investment in affiliates		4,013
Assets, Fair Value Disclosure	31,611	27,484
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	159	0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,493	5,970
Investment in operating leases, property under facility operations, office facilities and other assets		4,537
Investment in operating leases and property under facility operations	517
Certain investment in affiliates		426
Assets, Fair Value Disclosure	7,169	10,933
Fair Value, Measurements, Nonrecurring | Loans Held-for-Sale | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 159
Fair Value, Measurements, Nonrecurring | Loans Held-for-Sale | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.096
Fair Value, Measurements, Nonrecurring | Loans Held-for-Sale | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.097
Fair Value, Measurements, Nonrecurring | Loans Held-for-Sale | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.096
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 1,018	1,351
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 5,475	¥ 4,619
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.046	0.047
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.063	0.066
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.053	0.055
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 50
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 467
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations, office facilities and other assets		¥ 3,257
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations, office facilities and other assets		¥ 1,280
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations, office facilities and other assets		0.005
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations, office facilities and other assets		0.058
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations, office facilities and other assets		0.049
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates		¥ 23
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investment in affiliates		0.037
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates		¥ 403
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investment in affiliates		0.037
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases and property under facility operations	0.13
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases and property under facility operations	0.13